INTANGIBLE ASSET (Details Narrative)		12 Months Ended
	May 12, 2021 USD ($)	Dec. 31, 2021 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Amortization of Intangible Assets		$ 15,000
Amortization expense years		5 years
Amortization of Other Deferred Charges		$ 116,000
License Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage for gross revenue	0.03
Sale of product based on intangible assets	$ 2,000,000
Subsidiary issued shares equivalent rate	0.40